Financial instruments and risk management	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial instruments and risk management
Financial Instruments and Risk Management

7.1 Financial instruments

The following tables show the carrying amounts and fair values of financial assets and financial liabilities and classifies these into measurement categories pursuant to IFRS 9 for the years ended December 31, 2019 and 2018.

	Classification pursuant to IFRS 9	Carrying amount	Measurement Categories		Fair Value
December 31, 2019 in € thousands			At amortized cost	At fair value	Level 1	Level 2	Level 3	Total
Deposits	AC	1,036	1,036	—	—	—	—	—
Other receivables	AC	6,004	6,004	—	—	—	—	—
Other non-current financial assets		7,040	7,040	—	—	—	—	—
Trade receivables	AC	5,808	5,808	—	—	—	—	—
Deposits	AC	303	303	—	—	—	—	—
Other receivables	AC	2,915	2,915	—	—	—	—	—
Other current financial assets		3,218	3,218	—	—	—	—	—
Cash and cash equivalents	AC	15,450	15,450	—	—	—	—	—
Total financial assets		31,516	31,516	—	—	—	—	—
Borrowings	AC	95,839	95,839	107,873	—	107,873	—	107,873
Other non-current financial liabilities	AC	7,167	7,167	—	—	—	—	—
Trade payables	AC	25,873	25,873	—	—	—	—	—
Refund liabilities	AC	98	98	—	—	—	—	—
Deferred consideration payable	AC	9,187	9,187	—	—	—	—	—
Other liabilities	AC	5,144	5,144	—	—	—	—	—
Other current financial liabilities		14,429	14,429	—	—	—	—	—
Total financial liabilities		143,308	143,308	107,873	—	107,873	—	107,873

	Classification pursuant to IFRS 9	Carrying amount	Measurement Categories		Fair Value
December 31, 2018 in € thousands (1)			At amortized cost	At fair value	Level 1	Level 2	Level 3	Total
Deposits	AC	21	21	—	—	—	—	—
Other receivables	AC	3	3	—	—	—	—	—
Other non-current financial assets		24	24	—	—	—	—	—
Trade receivables	AC	2,974	2,974	—	—	—	—	—
Deposits	AC	299	299	—	—	—	—	—
Other receivables	AC	615	615	—	—	—	—	—
Other current financial assets		914	914	—	—	—	—	—
Cash and cash equivalents	AC	11,095	11,095	—	—	—	—	—
Total financial assets		15,007	15,007	—	—	—	—	—
Borrowings	AC	12,125	12,125	12,259	—	12,259	—	12,259
Other non-current financial liabilities	AC	54	54	—	—	—	—	—
Trade payables	AC	10,166	10,166	—	—	—	—	—
Refund liabilities	AC	135	135	—	—	—	—	—
Other liabilities	AC	743	743	—	—	—	—	—
Other current financial liabilities		878	878	—	—	—	—	—
Total financial liabilities		23,223	23,223	12,259	—	12,259	—	12,259

(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.

The fair value of borrowings was determined using observable inputs (Level 2). The valuation considers the present value of expected future repayments, discounted using a market interest rate equal to the interest margin on the borrowings plus a three month Euro LIBOR interest rate.

The following tables show the movements of financial liabilities for the years ended December 31, 2019 and 2018:

				Non-Cash related changes
in € thousands	January 1, 2019	Cash related changes from operating activities	Cash related changes from financing activities	Changes in interest expenses	Adoption of IFRS 16 on January 1, 2019	Liabilities assumed on Zoosk acquisition date	Other changes	December 31, 2019
Borrowings	12,125	(5,737)	81,749	6,595	—	—	1,107	95,839
Other non-current financial liabilities	54	244	(490)	—	916	6,080	363	7,167
Refund liabilities	135	—	—	—	—	—	(37)	98
Deferred consideration payable from business combination	—	—	—	—	—	—	9,187	9,187
Other liabilities	743	(604)	(514)	—	401	2,637	2,481	5,144
Other current financial liabilities	878	(604)	(514)	—	401	2,637	11,631	14,429
Total financial liabilities	13,057	(6,097)	80,745	6,595	1,317	8,717	13,101	117,435

				Non-Cash related changes
in € thousands	January 1, 2018	Cash related changes from operating activities	Cash related changes from financing activities	Changes in interest expenses	Other changes	December 31, 2018
Borrowings	5,850	(423)	6,248	450	—	12,125
Other non-current financial liabilities	—	—	—	—	54	54
Refund liabilities	—	—	—	—	135	135
Other liabilities	6,515	(559)	(5,730)	—	517	743
Other current financial liabilities	6,515	(559)	(5,730)	—	652	878
Total financial liabilities	12,365	(982)	518	450	706	13,057

Measurement of fair values

The majority of the Group’s financial instruments, including cash and cash equivalents, restricted cash, deposits, trade receivable, and accounts payable are carried at cost, which approximates their fair value due to the short-term maturity of these instruments.

Financial instruments not measured at fair value

Borrowings

The fair value of borrowings has been measured using discounted cash flows, i.e. the present value of expected payments, discounted using a risk-adjusted discount rate. For this, the current risk-adjusted market rate has been used.

7.2    Financial risk management

The Group has exposure to the following risks arising from financial instruments:

•	credit risk;

•	liquidity risk; and

•	market risk

Risk management framework

The Group’s management has overall responsibility for the establishment and oversight of the Group’s risk management. The Group’s risk management procedures are established to identify and to analyze the risks faced by the Group, to set appropriate risk limits and controls and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The Group aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations.

Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s receivables from subscribers.

The Credit risk exists for all financial assets, in particular, for cash and cash equivalents, trade receivables and other financial assets. The Group’s trade receivables are unsecured. The Group's lease receivable is secured by a cash deposit of €924 thousand. The carrying amount of financial assets represents the maximum credit exposure.

The credit risk relating to trade receivables is the risk that the subscribers are unable to fulfill their payment obligations. The Group does not regard itself as being exposed to a major default risk from any single individual customer. The concentration of the credit risk is limited due to the broad and heterogeneous customer base. The credit risk relating to the lease receivable considers the specific default risk of the tenant.

Credit risk relating to other financial assets mainly relates to cash deposits to payment processors. If the payment processors incur financial difficulties, then the Group may incur losses. Management monitors the creditworthiness of payment processors closely. In the past, there were no indications that the payment processors would not meet their obligations.

The following table presents the maturity structure of the financial assets that are not impaired and not past due as well as those due and impaired as of the reporting date. For receivables that are neither impaired nor past due, there was no indication on the reporting date that the debtors would not meet their payment obligations. All receivables past due by 60 days are written off in their entirety.

(in € thousands)	Carrying amount	Thereof neither past due nor impaired	Thereof past due as of the reporting date and impaired
December 31, 2019
Deposits	1,339	1,339	—
Lease receivables	7,346	7,346	—
Other receivables	1,573	1,573	—
Other financial assets	10,258	10,258	—
Trade receivables	5,808	5,808	—
Total	16,066	16,066	—
December 31, 2018 (1)
Deposits	320	320	—
Other receivables	618	618	—
Other financial assets	938	938	—
Trade receivables	2,974	2,367	607
Total	3,912	3,305	607

(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.

The movement in the allowance for impairment in respect of trade receivables during the year was as follows. The bad debt allowance includes all receivables that are not expected to be recovered.

(in € thousands)	Impairment on Trade Receivables
Balance at December 31, 2017	774
Impairment loss recognized	1,203
Amounts written off	(1,370)
Balance at December 31, 2018	607
Impairment loss recognized	(349)
Balance at December 31, 2019	258

The movement in the allowance for impairment in respect of the Group's lease receivable during the year was as follows:

(in € thousands)	Impairment on Lease Receivables
Balance at December 31, 2018	—
Impairment loss recognized	266
Balance at December 31, 2019	266

As of December 31, 2019 and 2018, the Group held cash and cash equivalents of €15,450 thousand and €11,095 thousand, respectively. The cash and cash equivalents are held with bank and financial institution counterparties, which hold at least an A-level credit rating.

Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

Management monitors its cash inflows and outflows on a daily basis and through proper budget planning, the Group’s liquidity management makes sure that sufficient funds are available to meet financial obligations. Additionally, many customers pay in advance for subscription services at the commencement of the subscription period. Therefore, the Group maintains high cash and cash equivalents levels.

Exposure to liquidity risk

The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements.

		Contractual cash flows
December 31, 2019 in € thousands	Carrying amount	Total	< 1 year	1-5 years	More than 5 years
Borrowings	95,839	131,064	20,499	110,565	—
Other non-current financial liabilities	7,167	7,540	—	7,540	—
Trade payables	25,873	25,873	25,873	—	—
Refund liabilities	99	99	99	—	—
Deferred consideration payable	9,187	9,352	9,352	—	—
Other liabilities	5,143	5,377	5,377	—	—
Other current financial liabilities	14,429	14,828	14,828	—	—
Total financial liabilities	143,308	179,305	61,200	118,105	—

		Contractual cash flows
December 31, 2018 in € thousands	Carrying amount	Total	< 1 year	1-5 years	More than 5 years
Borrowings	12,125	12,125	3,750	8,375	—
Other non-current financial liabilities	54	54	—	54	—
Trade payables	10,166	10,166	10,166	—	—
Refund liabilities	135	135	135	—	—
Other liabilities	743	743	743	—	—
Other current financial liabilities	878	878	878	—	—
Total financial liabilities	23,223	23,223	14,794	8,429	—

Market risk

Market risk is the potential loss from adverse changes in foreign exchange rates, interest rates, and market prices. The Group's exposure to market risk includes the Group’s cash, accounts receivable, other financial assets, accounts payable, and other financial liabilities. The Group manages its exposure to these risks through established policies and procedures. The Group's objective is to mitigate potential income statement, cash flow and market exposures from changes in interest and foreign exchange rates.

Currency risk

The Group is exposed to currency risk to the extent that there is a mismatch between the currencies in which sales, purchases and borrowings are denominated and the functional currency of the Group’s subsidiaries. The presentation currency of all Group subsidiaries is the Euro.

The Group transacts business globally and is subject to risks associated with fluctuating foreign exchange rates. The Group intends to naturally hedge foreign exchange fluctuations by settling all transactions in their respective transaction currencies. The Group’s policy is to ensure that its net exposure is kept to an acceptable level by buying or selling foreign currencies at spot rates when necessary to address short-term obligations. When foreign currency reserves are more than the short-term obligations, then the Group converts the amount to functional currency. The currencies in which these transactions are primarily denominated are Euro, United States dollar, Great British pound, Australian dollar, Canadian dollar, and Israeli New shekel (“ILS”).

Future net transaction gains and losses are inherently difficult to predict, as they are reliant on how the multiple currencies in which the Group transacts fluctuate in relation to the functional currency of the Group's subsidiaries, the relative composition and denomination of current assets and liabilities for each period, and the Group’s effectiveness at forecasting and managing such exposures.

Exposure to currency risk

The summary quantitative data about the Group’s exposure to currency risk as reported to the management of the Group is as follows:

December 31, 2019 in thousands in local currency	EUR	USD	GBP	AUD	CAD	ILS
Financial assets
Trade receivables	2,019	3,963	102	100	113	7
Other financial assets	1,243	9,942	—	—	—	—
Cash and cash equivalents	3,890	11,100	815	415	580	197
Financial liabilities
Borrowings	—	(107,665)	—	—	—	—
Trade payables	(8,530)	(18,626)	(457)	(12)	(289)	(73)
Other financial liabilities	(980)	(23,174)	—	—	—	—
Net statement of financial position exposure	(2,358)	(124,460)	460	503	404	131

December 31, 2018 in thousands in local currency (1)	EUR	USD	GBP	AUD	CAD	ILS
Financial assets
Trade receivables	1,773	985	132	154	147	19
Other financial assets	759	196	—	—	—	19
Cash and cash equivalents	3,993	6,767	218	264	448	2,136
Financial liabilities
Borrowings	(12,125)	—	—	—	—	—
Trade payables	(8,140)	(1,971)	(210)	(54)	(13)	(124)
Other financial liabilities	(385)	(627)	—	—	—	—
Net statement of financial position exposure	(14,125)	5,350	140	364	582	2,050

(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.

Sensitivity analysis

A reasonably possible strengthening (weakening) of the Euro, United States dollar, Great British pound, Australian dollar, Canadian dollar, and Israeli New shekel, determined by the gross currency fluctuation of the previous year, against all other currencies at December 31 would have affected the measurement of financial instruments denominated in a foreign currency profit or loss by the amounts shown below. The effect of intercompany transactions with the Spark Networks (Israel) Limited subsidiary that are treated as net investments are remeasured through other comprehensive income. This analysis assumes that all other variables, in particular interest rates, remain constant and ignores any impact of forecast sales and purchases.

	Profit or loss
Effect in euro	Strengthening	Weakening
December 31, 2019
EUR (0% movement)	—	—
USD (2% movement)	2,348	(2,348)
GBP (5% movement)	(22)	22
AUD (1% movement)	(7)	7
CAD (6% movement)	(26)	26
ILS (10% movement)	(13)	13

December 31, 2018
EUR (0% movement)	—	—
USD (5% movement)	(242)	242
GBP (1% movement)	(1)	1
AUD (6% movement)	(21)	21
CAD (4% movement)	(22)	22
ILS (3% movement)	(66)	66

December 31, 2017
EUR (0% movement)	—	—
USD (12% movement)	(335)	335
GBP (4% movement)	(3)	3
AUD (5% movement)	(10)	10
CAD (6% movement)	2	(2)
ILS (3% movement)	(76)	76

Interest rate risk

Borrowings under the Facilities bear interest at a rate equal to LIBOR plus a specified margin. Refer to Note 5.9. As of December 31, 2019, the amortized cost basis of the Term Loan Facility is €96 million. These borrowings expose us to interest rate risk due to the potential variability in market interest rates. Assuming our outstanding aggregate borrowings under the Term Loan Facility at December 31, 2019 as described above, as well as the Silicon Valley Bank multicurrency term loan facility which was paid in full on July 1, 2019, a one-percentage point increase in applicable interest rates would have increased our interest expense for 2019 by €599 thousand (€541 thousand and €58 thousand related to the Term Loan Facility and the Silicon Valley Bank multicurrency term loan facility, respectively). This amount is determined by calculating the effect of a hypothetical interest rate change on the Group’s floating rate debt. This estimate does not include the effects of other potential actions to mitigate this risk or changes in the Group’s financial structure.

Fair value sensitivity analysis for fixed-rate instruments

As of December 31, 2019 and 2018, the Group does not account for any fixed-rate financial assets or financial liabilities at fair value through profit or loss. Therefore, a change in interest rates at the reporting date would not affect profit or loss.

Other market price risk

The Group does not hold any equity securities or financial assets or liabilities that are dependent on the price of equity instruments. The Group is therefore not exposed to market price risks.